Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of transactions between related parties [line items]
Loans	[1],[2]	$ 1,864	$ 1,525
Deposits		241	265
Fees paid for services received		66	58
Guarantees and commitments		$ 210	$ 98

[1]	Includes customers’ liability under acceptances.
[2]	We had no ACL on impaired loans related to these amounts as at October 31, 2024 and 2023.